SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
11. SUBSEQUENT EVENTS

Note 9 - Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the condensed consolidated financial statements are issued.

On April 29, 2014 the Company received $150,000 in connection with the exercise of 50,000 warrants into 50,000 shares of common stock at an exercise price of $3.00 per share. Upon exercise, pursuant to the Purchase Agreement, the Company’s Founders agreed to cancel a corresponding number of shares to be cancelled for each Warrant Share issued. As a result, the Founders retired 50,000 shares of common stock.

NOTE 11 - SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued.

In January 2014, upon the successful completion of the Wocket prototype, the Chief Executive Officer’s salary was increased to $300,000 from $150,000 pursuant to his employment agreement.

The Company received notice on February 11, 2014 from CII requesting the conversion of their outstanding convertible note of $150,000 and accrued interest of $21,485 into common stock on February 17, 2014. Since February 17 th was a holiday the Company utilized the trading price of its common stock on February 18, 2014 in order to calculate the number of common shares to issue to CII. The company will issue 55,497 shares in full relief of the outstanding debt of $171,485.